Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2018
Credit Risk
Concentration Risk [Line Items]
Summary of Concentration of Risk

Accounts receivable from third-parties concentration of credit risk as below:

	As of December 31,
	2017		2018
	RMB		RMB
Company A	—	—	58,766	53%
Company B	—	—	36,734	33%
Company C	2,778	64%	*	*

*	Less than 10%

Other receivables from related parties concentration of credit risk as below:

	As of December 31,
	2017		2018
	RMB		RMB
Xiaomi Inc.	24,160	42%	112,320	100%
Xiaomi H.K. Limited (“Xiaomi H.K.”)	33,448	58%	—	—

Revenue Concentration Risk
Concentration Risk [Line Items]
Summary of Concentration of Risk
	Year ended December 31,
	2016		2017		2018
	RMB		RMB		RMB
Xiaomi Telecommunication Technology	299,827	96%	739,464	85%	1,311,852	51%